PROVISIONS	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
PROVISIONS
21. PROVISIONS

As at	December 31, 2018	December 31, 2017
Environmental rehabilitation provision	$50,603	$54,429
Long service leave	6,092	6,356
Total provisions	$56,695	$60,785
Current provisions	15,817	19,133
Long-term balance	$40,878	$41,652

Environmental rehabilitation provision

The Company provides for the estimated future cost of rehabilitating mine sites and related production facilities on a discounted basis as such activity that creates the rehabilitation obligation occurs. The rehabilitation provision represents the present value of estimated future rehabilitation costs. These provisions are based on the Company’s internal estimates, with consideration of closure plans and rehabilitation requirements established by relevant regulatory bodies.

Changes in the environmental rehabilitation provision for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Balance, beginning of year	$54,429	$55,971
Change in estimates	6,885	8,927
Disposition of Stawell	—	(5,482)
Site closure and reclamation costs paid	(6,840)	(10,212)
Unwinding of discount on rehabilitation provision	1,152	1,003
Foreign currency translation	(5,023)	4,222
Balance, end of the year	$50,603	$54,429
Current portion	10,488	13,946
Long-term balance	$40,115	$40,483

The majority of the expenditures are expected to occur between 2020 and 2038. The discount rates used in estimating the environmental provision for the year ended December 31, 2018 were between 1.83% and 2.32% (year ended December 31, 2017 - 1.59% and 2.61%) and the inflation rates used were between 2% and 3% for both years ended December 31, 2018 and 2017. As the life of the mine is extended, the timing of certain expenditures will be deferred.

All estimates and assumptions are reviewed on an annual basis to take into account any material changes to underlying assumptions and inputs. However, actual rehabilitation costs will ultimately depend upon future market prices for the necessary decommissioning works required, which will reflect market conditions at the relevant time. Furthermore, the timing of rehabilitation is likely to depend on when the mines cease to produce at economically viable rates. This, in turn, will depend upon future gold prices and costs of production, which are inherently uncertain.

Long service leave

Long service leave is an Australian employee entitlement which accrues based on an employee’s length of service to a company. The provision is estimated based on the total current service of the Company’s employees and the probability of expected future service and earnings. As at December 31, 2018, the total accrued long service leave was $6,092, of which $5,329 is included in the current provision (December 31, 2017 - $6,356 and $5,187, respectively).